SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		18 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Apr. 30, 2025
Product Information [Line Items]
Total Revenue	$ 354,929	$ 21,815	$ 680,057	$ 32,115	$ 32,115
Commission For Software Sales [Member]
Product Information [Line Items]
Total Revenue	180,000	0	180,000		0
Commission Fo Software Sales [Member]
Product Information [Line Items]
Total Revenue	174,929	0	394,929		0
Software [Member]
Product Information [Line Items]
Total Revenue		0	105,128		7,000
Tourism Programs [Member]
Product Information [Line Items]
Total Revenue	$ 0	$ 21,815			$ 25,115